Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	$ 371,172	$ 373,253
Financial liabilities:
Warrant liabilities	8,836	11,240	$ 0
Fair Value, Recurring | Carrying Value
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	371,172	373,253
Fair Value, Recurring | Carrying Value | Public Warrants
Financial liabilities:
Warrant liabilities	6,181	8,083
Fair Value, Recurring | Carrying Value | Private Placement Warrants
Financial liabilities:
Warrant liabilities	2,655	3,157
Fair Value, Recurring | Fair Value Measurements | Level 1
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	0	0
Fair Value, Recurring | Fair Value Measurements | Level 1 | Public Warrants
Financial liabilities:
Warrant liabilities	6,181	8,083
Fair Value, Recurring | Fair Value Measurements | Level 1 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	0	0
Fair Value, Recurring | Fair Value Measurements | Level 2
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	0	0
Fair Value, Recurring | Fair Value Measurements | Level 2 | Public Warrants
Financial liabilities:
Warrant liabilities	0	0
Fair Value, Recurring | Fair Value Measurements | Level 2 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	0	0
Fair Value, Recurring | Fair Value Measurements | Level 3
Financial assets:
Finance receivables at fair value, excluding accrued interest and fees receivable	371,172	373,253
Fair Value, Recurring | Fair Value Measurements | Level 3 | Public Warrants
Financial liabilities:
Warrant liabilities	0	0
Fair Value, Recurring | Fair Value Measurements | Level 3 | Private Placement Warrants
Financial liabilities:
Warrant liabilities	$ 2,655	$ 3,157